John Deere Owner Trust 2022-C				EXHIBIT 99.2
Statement to Certificateholders

$310,000,000 Class A-1 4.14000% Asset Backed Notes due October 16, 2023
$439,211,000 Class A-2 4.98% Asset Backed Notes due August 15, 2025
$439,211,000 Class A-3 5.09% Asset Backed Notes due June 15, 2027
$82,246,000 Class A-4 5.20% Asset Backed Notes due September 17, 2029
$32,581,392 Overcollateralization

Payment Date:				15-Jun-23

(1)	Amount of principal being paid or distributed:

	(a)	Class A-1 Notes:		$0.00
		per $1,000 original principal amount:		$0.00

	(b)	Class A-2 Notes:		$34,537,615.21
		per $1,000 original principal amount:		$78.64

	(c)	Class A-3 Notes:		$0.00
		per $1,000 original principal amount:		$0.00

	(d)	Class A-4 Notes:		$0.00
		per $1,000 original principal amount:		$0.00

	(e)	Total:		$34,537,615.21

(2)	(a)	Amount of interest being paid or distributed:

		(i)	Class A-1 Notes:	$0.00
			per $1,000 original principal amount:	$0.00

		(ii)	Class A-2 Notes:	$1,813,940.42
			per $1,000 original principal amount:	$4.13

		(iii)	Class A-3 Notes:	$1,862,986.66
			per $1,000 original principal amount:	$4.24

		(iv)	Class A-4 Notes:	$356,399.33
			per $1,000 original principal amount:	$4.33

		(v)	Total:	$4,033,326.41

(3)	(a)	Pool Balance (excluding accrued interest) at end of related Collection Period:		$1,042,519,086.62

	(b)	Note Value at end of related Collection Period:		$956,594,854.04

	(c)	Amount of Overcollateralization (Note Value less the aggregate principal amount of Notes) at end of related Collection Period:		$32,581,392.00

(4)	After giving effect to distributions on this Payment Date:

	(a)	(i)	Outstanding Principal Amount of Class A-1 Notes:	$0.00
		(ii)	A-1 Note Pool Factor:	0.0000000

	(b)	(i)	Outstanding Principal Amount of Class A-2 Notes:	$402,556,462.33
		(ii)	A-2 Note Pool Factor:	0.9165446

	(c)	(i)	Outstanding Principal Amount of Class A-3 Notes:	$439,211,000.00
		(ii)	A-3 Note Pool Factor:	1.0000000

	(d)	(i)	Outstanding Principal Amount of Class A-4 Notes:	$82,246,000.00
		(ii)	A-4 Note Pool Factor:	1.0000000

(5)	(a)	Amount of Servicing Fee:	$901,922.81
		(i) per $1,000 original principal amount:	$0.63
	(b)	Amount of Servicing Fee earned:	$901,922.81
	(c)	Amount of Servicing Fee paid:	$901,922.81
	(d)	Amount of Servicing Fee Shortfall:	$0.00

(6)	Amount of Administration Fee:		$100.00

(7)	Amount paid to Indenture Trustee:		$0.00

(8)	Amount paid to Owner Trustee:		$0.00

(9)	Amount paid to Asset Representations Reviewer:
	(a)	Section 5.04 (iii) - Asset Representations Review Fees	$0.00
	(b)	Section 5.04 (ix) - Asset Representations Review Fees	$0.00

(10)	Amount paid to Certificateholder:		$3,171,839.26

(11)	(i)	Amount in Reserve Account:	$13,032,494.00
	(ii)	Specified Reserve Account Balance:	$13,032,494.00

(12)	(i)	Payoff Amount of Receivables 60 days or more past due:	$10,070,146.48
	(ii)	Payoff Amount of Receivables 60 days or more past due as a % of the Pool Balance:	0.97%

(13)	(i)	Aggregate amount of net losses for the collection period:	$4,378.25
	(ii)	Cumulative amount of net losses:	$207,169.28
	(iii)	Cumulative net loss as a percent of Initial Pool Balance (Cumulative Net Loss Ratio):	0.01%

(14)	(a)	Number of Receivables that were the subject of a repurchase demand in the related Collection Period:
		(i) Aggregate Principal Balance of Receivables:	$0.00
		(ii) % of Pool Balance:	0.00%

	(b)	Number of Purchased Receivables in the related Collection Period:
		(i) Aggregate Principal Balance of Purchased Receivables:	$1,378,432.37
		(ii) % of Pool Balance:	0.13%

	(c)	Number of Receivables pending repurchase (within cure period) in the related Collection Period:
		(i) Aggregate Principal Balance of Receivables:	$0.00
		(ii) % of Pool Balance:	0.00%

	(d)	Number of repurchase demands in dispute in the related Collection Period:
		(i) Aggregate Principal Balance of Receivables:	$0.00
		(ii) % of Pool Balance:	0.00%

	(e)	Number of repurchase demands withdrawn in the related Collection Period:
		(i) Aggregate Principal Balance of related Receivables:	$0.00
		(ii) % of Pool Balance:	0.00%

	(f)	Number of repurchase demands rejected in the related Collection Period:
		(i) Aggregate Principal Balance of related Receivables:	$0.00
		(ii) % of Pool Balance:	0.00%